Assets Acquired and Liabilities Assumed on Acquisition (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2019	May 31, 2018	May 31, 2017
Acquisitions
Goodwill		$ 1,245,762	$ 1,192,174	$ 1,143,913
Weighted-average other intangible asset amortization life (in years)		10 years	12 years
2019 Acquisitions
Acquisitions
Current assets		$ 29,734
Property, plant and equipment		22,607
Goodwill		77,459
Trade names - indefinite lives		14,033
Other intangible assets		59,748
Other long-term assets		3,095
Total Assets Acquired		206,676
Liabilities assumed		(36,083)
Net Assets Acquired	[1]	$ 170,593
2018 Acquisitions
Acquisitions
Current assets			$ 28,939
Property, plant and equipment			10,875
Goodwill			43,656
Trade names - indefinite lives			15,096
Other intangible assets			36,450
Other long-term assets			81
Total Assets Acquired			135,097
Liabilities assumed			(19,369)
Net Assets Acquired	[2]		$ 115,728

[1]	Figure includes cash acquired of $2.3 million.
[2]	Figure includes cash acquired of $3.3 million.